Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Apr. 15, 2014	Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Advanced Cannabis Solutions, Inc.
Entity Central Index Key	0001477009
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		13,387,200
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013